Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1 - Organization

American Realty Capital Properties, Inc. (the "Company" or "ARCP"), is a Maryland corporation incorporated on December 2, 2010 that qualified as a real estate investment trust for U.S. federal income tax purposes beginning in the taxable year ended December 31, 2011. On September 6, 2011, the Company completed its initial public offering (the "IPO"). The Company's common stock trades on the NASDAQ Global Select Market ("NASDAQ") under the symbol "ARCP".

The Company acquires, owns and operates single-tenant, freestanding commercial real estate properties. The Company has acquired properties with a combination of long-term and medium-term leases and intends to continue to acquire properties with approximately 70% long-term leases and 30% medium-term leases, with an average portfolio remaining lease term of approximately 10 to 12 years. The Company considers properties that are leased on a "medium-term" basis to mean properties originally leased long-term (ten years or longer) that currently have a primary remaining lease duration of generally three to eight years, on average. The Company expects this investment strategy to develop growth potential from below market leases. Additionally, the Company owns a portfolio that uniquely combines properties with stable income from high credit quality tenants, and properties that have substantial future growth potential.

The Company has advanced its investment objectives by growing its net lease portfolio through key mergers and acquisitions. Since January 1, 2013, the Company has completed or has definitive agreements to complete various mergers and portfolio acquisitions totaling approximately $18.0 billion of assets. See Note 2  - Mergers and Acquisitions.

Substantially all of the Company's business is conducted through ARC Properties Operating Partnership, L.P., a Delaware limited partnership (the "OP"). The Company is the sole general partner and holder of 95.3% of the equity interests in the OP as of September 30, 2013. Certain affiliates of the Company and certain unaffiliated investors are limited partners and owners of 4.3% and 0.4%, respectively, of the equity interests in the OP. After holding units of limited partner interests in the OP ("OP Units") for a period of one year, holders of OP Units have the right to convert the OP Units for the cash value of a corresponding number of shares of the Company's common stock or, at the option of the OP, a corresponding number of shares of the Company's common stock, as allowed by the limited partnership agreement of the OP. The remaining rights of the holders of OP Units are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.

The Company has retained ARC Properties Advisors, LLC (the "Manager"), a wholly owned subsidiary of AR Capital LLC, (the "Sponsor"), to manage its affairs on a day to day basis and, as a result, is generally externally managed, with the exception of certain acquisition, accounting and portfolio management services performed by employees of the Company. The Company's board of directors determined that it is in the best interests of the Company and its stockholders to become self-managed prior to the pending closing of its merger with Cole Real Estate Investments, Inc. In connection with becoming self-managed, the Company expects to terminate the existing management agreement with the Manager, enter into appropriate employment and incentive compensation arrangements with its executives and acquire from the Manager certain assets necessary for its operations.

Note 1 - Organization

American Realty Capital Properties, Inc. (the "Company"), is a Maryland corporation incorporated on December 2, 2010 that qualified as a real estate investment trust for U.S. federal income tax purposes beginning in the year ended December 31, 2011. On September 6, 2011, the Company completed its initial public offering (the "IPO") and its shares of common stock began trading on the NASDAQ Capital Market ("NASDAQ") under the symbol "ARCP" on September 7, 2011.

The Company acquires, owns and operates single-tenant, freestanding commercial real estate properties. The Company has acquired a combination of long-term and medium-term leases and intends to continue to acquire properties with approximately 70% long-term leases and 30% medium-term leases, with an average remaining lease term of 10 to 12 years. The Company considers properties that are leased on a "medium-term" basis to mean properties originally leased long-term (ten years or longer) that currently have a primary remaining lease duration of generally three to eight years, on average. The Company expects this investment strategy to develop growth potential from below market leases. Additionally, the Company owns a portfolio that uniquely combines a portfolio of properties with stable income from high credit quality tenants, with properties that have substantial growth opportunities.

On February 28, 2013, the Company merged with American Realty Capital Trust III, Inc., a Maryland Corporation ("ARCT III"), (see Note 2 - Merger Agreement).

Prior to the Merger (as defined below) and continuing following the consummation of the Merger, substantially all of the Company's business was and continues to be conducted through ARC Properties Operating Partnership, L.P. (the "OP"), a Delaware limited partnership. The Company is the sole general partner and holder of 99.1% of the equity interest in the OP as of December 31, 2012. ARC Real Estate Partners, LLC (the "Contributor") and certain unaffiliated investors are limited partners and owners of 0.2% and 0.7%, respectively, of the equity interest in the OP. After holding units of limited partner interests in the OP ("OP Units") for a period of one year, holders of OP Units have the right to convert OP Units for the cash value of a corresponding number of shares of the Company's common stock or, at the option of the OP, a corresponding number of shares of the Company's common stock, as allowed by the limited partnership agreement of the OP. All holders of units of equity ownership in the ARCT III operating partnership converted such units into the same class of equity ownership in the OP immediately upon consummation of the Merger. The remaining rights of the holders of OP Units are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.

The Company has retained ARC Properties Advisors, LLC (the "Manager"), a wholly owned subsidiary of the Sponsor, to manage its affairs on a day to day basis and, as a result, is generally externally managed. Prior to the Merger, the Company had no employees. In connection with the Merger, the Company internalized certain functions performed for it by the Sponsor and its affiliates prior to the Merger, including acquisition, accounting and portfolio management services and, as a result, the Company currently employs individuals performing such functions. ARCT III was externally managed by American Realty Capital Advisors III, LLC (the "ARCT III Advisor"). These affiliated parties, including the Manager, the Sponsor and Realty Capital Securities, LLC ("RCS" or the "Dealer Manager"), an entity which is under common ownership with the Sponsor, have performed services for the Company and ARCT III, in exchange for which they have received compensation, fees and expense reimbursements, and will continue to receive compensation, fees and expense reimbursements for providing on-going investment oversight and management services to the Company.

Formation Transactions

At the completion of the Company's IPO, the Contributor, an affiliate of the Sponsor, contributed to the OP its indirect ownership interests in certain assets of ARC Income Properties, LLC and ARC Income Properties III, LLC (the "Contributed Companies"). Assets contributed included (1) 59 properties that are presently leased to RBS Citizens Bank, N.A. and Citizens Bank of Pennsylvania, or collectively, Citizens Bank, one property presently leased to Community Bank, N.A, or Community Bank, and one property leased to Home Depot U.S.A., Inc., or Home Depot, and (2) two vacant properties. Additionally, the OP assumed certain liabilities of the Contributed Companies, including $30.6 million of unsecured notes payable and $96.2 million of mortgage notes secured by the contributed properties.

Because the contribution was from an affiliate of the Sponsor and deemed to be a transaction between entities under common control, the assets and liabilities were recorded by the Company at the Contributor's carrying amount, or book value, at the time of the contribution. The assets and liabilities of the Contributed Companies are summarized as follows (amounts in thousands):

Assets and liabilities of Contributed Companies, at carryover basis:
Real estate investments, net of accumulated depreciation and amortization of $13,453	$108,759
Other assets	2,402
Notes payable(1)	(30,626)
Mortgage notes payable(2)	(96,472)
Other liabilities	(834)
Net assets (liabilities) of Contributed Companies	$(16,771)
(1)	Notes payable were repaid from the proceeds of the Company's IPO concurrently with closing.
(2)	$82.6 million of mortgage notes payable were refinanced with a new $51.5 million revolving credit facility and the remaining balance was repaid from the proceeds of the Company's IPO concurrently with closing of the IPO.